UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Suncoast Equity Management, Inc.
Address: 5550 W. Executive Dr., Suite 320

         Tampa, FL 33609

13F File Number:  028-11066

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Donald R. Jowdy
Title:     Director Of Operations
Phone:     (813)-963-0502

Signature, Place, and Date of Signing:

     /s/  Donald R. Jowdy     Tampa, FL     February 20, 2013



Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     27

Form13F Information Table Value Total:     $153,589 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN EXPRESS               COM              025816109     7639   146851 SH       SOLE                   146851
AUTOMATIC DATA PROCESSING      COM              053015103     5923   133020 SH       SOLE                   133020
BECTON DICKINSON               COM              075887109     5515    65987 SH       SOLE                    65987
BERKSHIRE HATHAWAY 'B'         COM              084670702    12631     2667 SH       SOLE                     2667
COCA-COLA                      COM              191216100      234     3811 SH       SOLE                     3811
COLGATE-PALMOLIVE              COM              194162103     8226   105520 SH       SOLE                   105520
DELL INC.                      COM              24702R101      280    11425 SH       SOLE                    11425
EMERSON ELECTRIC               COM              291011104     8222   145120 SH       SOLE                   145120
GENERAL ELECTRIC               COM              369604103     7272   196168 SH       SOLE                   196168
GRAINGER WW                    COM              384802104     8840   101005 SH       SOLE                   101005
HEWLETT PACKARD                COM              428236103     7574   150035 SH       SOLE                   150035
ILL TOOL WORKS                 COM              452308109     8061   150555 SH       SOLE                   150555
JOHNSON CONTROLS               COM              478366107      216     6000 SH       SOLE                     6000
JOHNSON&JOHNSON                COM              478160104      367     5506 SH       SOLE                     5506
KINETIC CONCEPTS               COM              49460W208     3206    59865 SH       SOLE                    59865
LAB. CORP. AMER.               COM              50540r409     8203   108610 SH       SOLE                   108610
MEDTRONIC, INC.                COM              585055106     6843   136132 SH       SOLE                   136132
MFS Muni Income TR SBI         COM              552738106      126    18676 SH       SOLE                    18676
MICROSOFT                      COM              594918104     9630   270501 SH       SOLE                   270501
NIKE INC CLASS B               COM              654106103     7949   123745 SH       SOLE                   123745
NOKIA ADR                      COM              654902204     9221   240185 SH       SOLE                   240185
PATTERSON INC.                 COM              703395103     7499   220870 SH       SOLE                   220870
PEPSICO INC.                   COM              713448108    10388   136862 SH       SOLE                   136862
PFIZER INC COM                 COM              717081103      248    10911 SH       SOLE                    10911
PROCTER & GAMBLE               COM              742718109     5794    78916 SH       SOLE                    78916
UNITED PARCEL SERVICE          COM              911312106     3255    46020 SH       SOLE                    46020
WAL-MART STORES                COM              931142103      226     4745 SH       SOLE                     4745